Product Warranty (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Product Warranties Disclosures [Abstract]
Schedule of movement of product warranty
	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Balance at beginning of the period	$17,358	$25,543	$18,416	$19,356
Provided for new sales during the period	1,517	1,498	2,468	3,761
Provided for pre-existing legacy product	—	34,055	—	40,849
Utilized during the period	(313)	(9,229)	(2,322)	(12,099)
Balance at end of the period	$18,562	$51,867	$18,562	$51,867

	December 31, 2019	December 31, 2020
Balance at beginning of the year	$16,565	$18,416
Provided during the year	3,501	3,477
Utilized during the year	(1,650)	(2,537)
Balance at end of the year	$18,416	$19,356
Product warranty – current	$3,723	$4,296
Product warranty – non-current	14,693	15,060

Schedule of warranty cost
	December 31, 2020	September 30, 2021
Product warranty – current	$4,296	$18,690
Product warranty – non-current	15,060	33,177
Total	$19,356	$51,867